Expense Example - CCM Affordable Housing MBS ETF - CCM Affordable Housing MBS ETF Shares	Oct. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	332
Expense Example, with Redemption, 10 Years	$ 788